Interbank Deposits and Securities Purchased Under Agreements to Resell - Summary of Interbank Deposits and Securities Purchased Under Agreements to Resell (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	R$ 9,266	R$ 11,119
Losses	(15)	(56)
B3 S.A. - Brasil, Bolsa, Balco [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations	9,266
Amounts pledged in guarantee of repurchase agreement transactions	R$ 114,750
Central Bank [Member]
Disclosure of interbank deposits and securities purchased under agreements to resell [Line Items]
Amounts pledged in guarantee of operations		11,119
Amounts pledged in guarantee of repurchase agreement transactions		R$ 176,760